Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Ingredient materials	$ 427,513	$ 421,275
Package and other materials	140,299	141,030
Finished goods	144,228	176,468
Total inventories	$ 712,040	$ 738,773